Share capital (Tables)	12 Months Ended
Dec. 31, 2022
Share capital
Schedule of reconciliation of share capital

	2022	2021	2020

	(Euro, in thousands)
On January 1	€292,075	€291,312	€287,282
Share capital increase	1,530	763	4,031
Costs of capital increase	—	—	—
Share capital on December 31,	€293,604	€292,075	€291,312

Aggregate share capital	€356,112	€354,582	€353,819
Costs of capital increase (accumulated)	(62,507)	(62,507)	(62,507)
Share capital on December 31,	€293,604	€292,075	€291,312

Schedule of history of the share capital

Date	Share capital increase due to exercise subscription rights (in thousands €)	Number of shares issued (in thousands of shares)	Aggregate number of shares after transaction (in thousands of shares)	Aggregate share capital after transaction (in thousands €)
January 1, 2020			64,667	349,789
March 17, 2020	824	152
May 28, 2020	2,356	436
September 19, 2020	467	86
December 4, 2020	384	71
December 31, 2020			65,412	353,819
March 19, 2021	540	100
June 7, 2021	59	11
September 20, 2021	41	8
December 3, 2021	123	23
December 31, 2021			65,553	€354,582
March 18, 2022	517	96
June 20, 2022	434	80
September 27, 2022	579	107
December 31, 2022			65,836	€356,112

Summary of capital increases

(Euro, in thousands, except share data)	Number of shares	Share capital	Share premium	Share capital and share premium	Average exercise price subscription right	Closing share price on date of capital increase
					( in Euro/ subscription right)	( in Euro/ share)
On January 1, 2020	64,666,802	287,282	2,703,583	2,990,865

March 17, 2020 : exercise of subscription rights	152,220	824	4,531	5,355	35.18	141.40

May 28, 2020 : exercise of subscription rights	435,540	2,356	15,558	17,914	41.13	186.60

September 18, 2020 : exercise of subscription rights	86,280	467	1,936	2,403	27.85	117.70

December 4, 2020 : exercise of subscription rights	70,925	384	2,232	2,616	36.88	100.30

On December 31, 2020	65,411,767	291,312	2,727,840	3,019,153

March 19, 2021 : exercise of subscription rights	99,814	540	1,718	2,258	22.62	68.48

June 7, 2021 : exercise of subscription rights	10,940	59	266	325	29.73	61.78

September 20, 2021 : exercise of subscription rights	7,600	41	111	152	19.97	46.93

December 3, 2021 : exercise of subscription rights	22,600	123	456	579	25.61	41.72

On December 31, 2021	65,552,721	€292,075	€2,730,391	€3,022,467

March 18, 2022 : exercise of subscription rights	95,500	517	1,643	2,160	22.61	57.38

June 20, 2022 : exercise of subscription rights	80,290	434	1,025	1,460	18.18	53.52

September 27, 2022 : exercise of subscription rights	107,000	579	2,497	3,076	28.75	44.49

On December 31, 2022	65,835,511	€293,604	€2,735,557	€3,029,162

Summary of other information

	Ordinary shares	Total
Par value of shares (€)	5.41	5.41